Quarterly Report
June 30, 2021
MFS®  Georgia
Municipal Bond Fund
MGA-Q1

Portfolio of Investments
6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.6%
Airport Revenue – 3.2%
Atlanta, GA, Airport General Refunding Rev., “E”, 5%, 7/01/2032	$250,000	$323,569
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2037	1,000,000	1,173,165
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	205,000	239,492
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2033	1,000,000	1,112,376
Atlanta, GA, Airport Rev., “B”, 5%, 7/01/2044	1,000,000	1,248,586
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	75,000	79,488
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	55,000	55,831
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	314,202
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	34,337
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	40,123
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	28,387
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	45,347
		$4,694,903
General Obligations - General Purpose – 8.8%
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/2026	$1,000,000	$1,151,695
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	220,000	232,629
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	55,000	62,748
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	35,000	38,446
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	75,000	86,126
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	60,000	77,496
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	20,000	22,751
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	165,000	187,312
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,250,000	1,034,375
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	120,000	123,863
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	50,000	51,499
Forsyth County, GA, 5%, 9/01/2021	2,435,000	2,454,509
Gwinnett County, GA, School District General Obligation, 5%, 2/01/2033	1,000,000	1,352,240
Gwinnett County, GA, School District General Obligation, 5%, 2/01/2034	1,000,000	1,348,022
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	130,000	137,412
State of Georgia, General Obligation Refunding, “C”, 5%, 7/01/2024	635,000	725,056
State of Georgia, General Obligation, “A”, 5%, 8/01/2029	1,095,000	1,448,393
State of Illinois, General Obligation, 5.5%, 5/01/2039	180,000	233,142
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	180,000	227,541
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	165,000	212,231
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	245,000	320,449
Valdosta & Lowndes County, GA, Hospital Authority Rev. Anticipation Certificate, “A”, 5%, 10/01/2036	1,000,000	1,277,525
		$12,805,460
General Obligations - Schools – 13.1%
Ben Hill County, GA, School District Rev., 4%, 4/01/2037	$750,000	$897,110
Bryan County, GA, School District General Obligation, 4%, 8/01/2032	500,000	580,503
Carroll County, GA, School District General Obligation, 5%, 4/01/2028	500,000	638,670
Cherokee County, GA, School System General Obligation, “A”, 5%, 8/01/2022	1,180,000	1,241,996
Cobb County, GA, School District Short Term Construction Notes, 1.5%, 12/15/2021	3,000,000	3,019,140
Dalton, GA, General Obligation, 5%, 2/01/2036	500,000	624,478
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	585,000	688,516
Evans County, GA, School District, 4%, 6/01/2035	660,000	797,149
Forsyth County, GA, General Obligation, 5%, 2/01/2032	1,000,000	1,324,789
Gainesville, GA, School District General Obligation, 4%, 11/01/2039	1,000,000	1,220,070
Gwinnett County, GA, School District, 5%, 2/01/2029	1,000,000	1,161,950
Gwinnett County, GA, School District, 5%, 2/01/2039	1,500,000	1,909,655
Jackson County, GA, School District, 5%, 3/01/2032	1,000,000	1,292,036
Lumpkin County, GA, School District General Obligation, 5%, 12/01/2031	500,000	670,837
Lumpkin County, GA, School District General Obligation, 5%, 12/01/2032	500,000	668,824
Madison County, GA, School District COP (Capital Improvement Project), 4%, 5/01/2026	915,000	1,052,504

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Oconee County, GA, School District, General Obligation, 5%, 3/01/2030	$500,000	$664,610
Paulding County School District, GA, 5%, 8/01/2026	450,000	550,217
		$19,003,054
Healthcare Revenue - Hospitals – 12.3%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$210,000	$238,555
Augusta, GA, Development Authority Rev. (AU Health System, Inc. Project), 5%, 7/01/2036	500,000	579,360
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039	500,000	574,141
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	10,000	11,400
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	10,000	12,425
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	6,150
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 1/01/2032 (Prerefunded 1/01/2022)	1,000,000	1,024,301
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2040	205,000	262,851
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2041	485,000	574,370
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	55,000	62,698
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/2028	500,000	526,391
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System), 4%, 8/15/2048	250,000	281,703
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	15,000	17,769
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2039	500,000	591,085
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2049	1,000,000	1,165,252
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,210,474
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	899,704
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	500,000	596,993
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2035	500,000	566,223
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System Project), 5%, 8/01/2028	500,000	582,335
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2029	670,000	865,258
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	1,000,000	1,189,382
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.25%, 8/15/2049	1,595,000	1,823,004
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	465,000	537,286
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	10,000	10,045
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	55,000	63,600
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	1,125,498
Savannah, GA, Hospital Authority Rev. (St. Joseph's/Candler Health System, Inc.), “A”, 4%, 7/01/2043	1,000,000	1,153,518
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	570,000	647,804
Virginia Small Business Financing Authority Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	550,000	649,013
		$17,848,588
Healthcare Revenue - Long Term Care – 1.3%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A, 5%, 7/01/2036	$500,000	$540,948
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	594,211
Richmond County, GA, Development Authority Rev., Capital Appreciation, ”C“, ETM, 0%, 12/01/2021	225,000	224,860
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, ”C“, ETM, 0%, 12/01/2021	500,000	499,587
		$1,859,606
Healthcare Revenue - Other – 1.1%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2028	$500,000	$609,819
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), ”B“, 5%, 7/01/2032	1,000,000	1,044,304
		$1,654,123
Industrial Revenue - Other – 0.2%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), ”A“, 5.25%, 5/01/2044 (n)	$285,000	$334,000
Industrial Revenue - Paper – 0.1%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038 (n)	$150,000	$171,236

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 4.6%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”A“, 4%, 1/01/2054	$1,250,000	$1,457,359
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”B“, 5%, 1/01/2054 (n)	1,000,000	1,198,286
Douglas County, GA, Development Authority, Industrial Development Rev. (Pandosia LLC Project), ”A“, VRDN, 0.06%, 12/01/2027	395,000	395,000
Downtown Savannah, GA, Authority Rev. (Chatham County Judicial Complex Project), 5%, 6/01/2032	1,000,000	1,205,378
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2036	500,000	579,866
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2044	660,000	796,134
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2034	500,000	614,295
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040	75,000	81,402
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	310,000	322,265
		$6,649,985
Sales & Excise Tax Revenue – 3.2%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029 (w)	$10,000	$12,390
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030 (w)	5,000	6,288
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031 (w)	10,000	12,765
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2036 (w)	40,000	46,415
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042 (w)	50,000	56,964
Guam Government Business Privilege Tax Rev., ”A“, 5.25%, 1/01/2036	170,000	174,169
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series) ”C“, 4%, 7/01/2036	750,000	877,720
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”A“, 5%, 7/01/2044	1,000,000	1,171,067
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	24,000	27,255
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	234,000	269,712
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	237,000	265,632
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	83,000	93,027
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	38,000	43,277
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	1,000	961
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	35,000	32,041
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	5,233
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	326,000	262,810
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	316,000	237,291
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	2,899,000	953,367
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (n)	145,000	165,897
		$4,714,281
Secondary Schools – 0.3%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2049 (n)	$250,000	$284,451
North Texas Education Finance Corp., Education Rev. (Uplift Education), ”A“, 5.125%, 12/01/2042 (Prerefunded 6/01/2022)	75,000	78,349
		$362,800
Single Family Housing - Local – 0.4%
Montgomery County, MD, Housing Opportunities Commission Program Rev., ”A“, 4%, 7/01/2049	$530,000	$593,252
Single Family Housing - State – 5.0%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”C-1“, 4%, 11/15/2047	$360,000	$389,443
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”D-1“, GNMA, 4%, 11/15/2047	425,000	460,259
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.6%, 12/01/2044	1,000,000	1,080,195
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.5%, 6/01/2045	230,000	242,843
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 12/01/2048	405,000	423,981
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 6/01/2050	970,000	1,090,279
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”B-2“, 2.35%, 6/01/2025	1,400,000	1,490,942
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2047	430,000	465,205
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.25%, 9/01/2049	480,000	534,116
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	475,000	509,694
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 4.25%, 1/01/2050	465,000	516,642
		$7,203,599

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 1.3%
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 0.84% (LIBOR - 3mo. + 0.75%), 6/01/2037	$460,000	$443,922
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	110,000	140,314
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	200,000	246,178
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	12,012
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”AAA“, 5%, 6/15/2026	110,000	132,476
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”LLL“, 5%, 6/15/2039	255,000	319,454
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039	500,000	567,536
		$1,861,892
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$50,000	$53,033
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	130,000	134,475
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	90,000	92,465
		$279,973
Tax - Other – 1.5%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, ”A“, 5%, 12/01/2032	$500,000	$575,938
Atlanta, GA, Development Authority Rev. (New Downtown Atlanta Stadium Project), ”A-1“, 5%, 7/01/2033	740,000	856,314
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	65,000	76,227
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	35,000	41,005
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	100,000	115,609
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	95,000	97,459
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	125,000	133,480
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	145,000	157,515
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	116,881
		$2,170,428
Tax Assessment – 1.2%
Atlanta, GA, Tax Allocation (Beltline Project), ”B“, 5%, 1/01/2030	$1,000,000	$1,202,038
Atlanta, GA, Tax Allocation (Eastside Project), 5%, 1/01/2030 (Prerefunded 1/01/2026)	410,000	491,138
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	10,000	11,813
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	9,000	10,871
		$1,715,860
Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$75,000	$97,136
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	630,000	735,939
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, ”2“, 0%, 6/01/2057	1,555,000	254,556
		$1,087,631
Toll Roads – 0.3%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$80,000	$91,102
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	60,000	67,962
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	95,000	100,211
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	190,000	199,184
		$458,459
Transportation - Special Tax – 2.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NPFG, 4.75%, 7/01/2038	$140,000	$142,393
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	70,000	72,098
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NPFG, 5%, 7/01/2029	10,000	10,285
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	625,000	676,321
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	330,000	356,657
Metropolitan Transportation Authority Rev., NY, Anticipation Note, ”D-1“, 5%, 9/01/2022	290,000	305,890
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2038 (w)	40,000	45,637

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2039 (w)	$85,000	$96,675
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2040 (w)	80,000	90,681
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2041 (w)	70,000	79,145
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2042 (w)	70,000	78,879
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2029 (w)	35,000	42,678
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2030 (w)	35,000	43,316
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2031 (w)	55,000	69,122
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2032 (w)	35,000	44,698
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2033 (w)	50,000	63,396
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2034 (w)	45,000	56,789
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2035 (w)	45,000	56,508
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2036 (w)	45,000	56,256
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2037 (w)	25,000	31,112
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2045	75,000	94,537
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	120,000	143,908
New Jersey Transportation Trust Fund Authority, Transportation System, ”A“, 5.25%, 12/15/2021	65,000	66,464
New Jersey Transportation Trust Fund Authority, Transportation System, ”A“, 5%, 12/15/2039	70,000	87,693
New Jersey Transportation Trust Fund Authority, Transportation System, ”BB“, 5%, 6/15/2044	65,000	79,715
		$2,890,853
Universities - Colleges – 18.4%
Albany-Dougherty County, GA, Inner City Authority Refunding Rev. (USG Real Estate Foundation X LLC Project), 4%, 6/01/2034	$1,430,000	$1,657,042
Americus-Sumter Payroll Development Authority Rev. (USG Real Estate Foundation VII LLC Project), ”A“, 3.5%, 6/01/2035	500,000	552,432
Barnesville-Lamar County, GA, Industrial Development Authority Refunding Rev. (USG Real Estate Foundation VI LLC Project), 5%, 6/01/2038	600,000	740,235
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2037	560,000	659,198
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	1,000,000	1,153,065
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII LLC Project), 5%, 7/01/2038	815,000	1,007,679
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038 (Prerefunded 7/01/2027)	200,000	249,092
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	800,000	972,998
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Project), 4%, 7/01/2037	1,000,000	1,217,082
Carrollton, GA, Payroll Development Authority Refunding Rev. (UWG Housing, LLC Project), 5%, 7/01/2038	750,000	942,851
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	500,000	615,250
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,212,701
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 3/01/2034	300,000	375,068
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2044	1,000,000	1,255,754
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 4%, 6/15/2049	500,000	581,792
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2052	1,000,000	1,246,412
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.) ”A“, 5%, 10/01/2028	840,000	1,044,968
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.) ”A“, 5%, 6/01/2039	1,000,000	1,266,435
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	579,646
Georgia Higher Education Facilities Authority Refunding Rev. (USG Real Estate Foundation II LLC Project), 4%, 6/15/2036	750,000	885,654
Georgia Private Colleges & Universities Authority Rev. (Emory University), ”B“, 4%, 9/01/2036	1,000,000	1,223,674
Georgia Private Colleges & Universities Authority Rev. (Emory University), ”B“, 4%, 9/01/2037	1,000,000	1,220,254
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	402,254
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), ”C“, 5.25%, 10/01/2027	350,000	370,667
Gwinnett County, GA, Development Authority Rev. (Georgia Gwinnet County Student Housing), ”A“, 5%, 7/01/2040	1,000,000	1,200,712
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	1,069,964
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	65,000	65,717
Private Colleges & Universities, GA, Authority Rev. (Emory University), ”B“, 4%, 9/01/2040	500,000	606,209
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	80,000	82,185
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	25,000	25,331

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	$45,000	$45,675
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	57,318
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	368,438
Savannah, GA, Economic Development Authority Refunding Rev. (Savannah State University Projects), 4%, 6/15/2037	1,000,000	1,210,059
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), ”A“, 5%, 8/01/2035	500,000	591,203
		$26,755,014
Universities - Dormitories – 0.8%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$635,000	$772,817
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), ”C“, 5%, 7/15/2030	400,000	453,452
		$1,226,269
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$170,000	$174,250
Utilities - Municipal Owned – 7.2%
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2034	$300,000	$355,868
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2039	400,000	469,584
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2040	400,000	468,875
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	1,195,000	1,457,561
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2032	1,000,000	1,294,872
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	500,000	571,103
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	569,911
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), ”A“, 5%, 1/01/2039	750,000	927,823
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2037	1,000,000	1,288,575
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2038	125,000	154,550
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2025	500,000	528,557
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2026	500,000	527,819
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	50,000	55,630
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	60,000	66,475
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	245,000	237,650
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	38,800
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	19,500
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	9,725
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	95,000	92,387
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	10,000	9,688
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	100,000	97,250
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	155,000	150,350
Puerto Rico Electric Power Authority Rev., ”EEE“, 6.05%, 7/01/2032 (a)(d)	60,000	57,075
Puerto Rico Electric Power Authority Rev., ”RR“, AGM, 5%, 7/01/2028	490,000	504,687
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	45,000	43,763
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	45,000	43,650
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	9,700
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	125,000	121,250
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2030	70,000	75,366
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	10,770
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	9,738
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	19,450
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	60,000	57,600
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	70,000	68,075
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	25,000	24,313
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	75,000	72,938
		$10,510,928

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 0.7%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., ”A“, 5%, 3/15/2022	$910,000	$938,889
Water & Sewer Utility Revenue – 8.5%
Atlanta, GA, Water & Wastewater Refunding Rev., 5%, 11/01/2036	$750,000	$935,057
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2037	1,000,000	1,244,269
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2038	1,000,000	1,243,620
Atlanta, GA, Water & Wastewater Refunding Rev., ”B“, 4%, 11/01/2038	500,000	587,208
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	591,288
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2021	385,000	386,494
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2033	655,000	872,823
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2035	350,000	419,993
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	180,016
DeKalb County, GA, Water & Sewer Rev., ”A“, 5.25%, 10/01/2031	1,000,000	1,012,374
DeKalb County, GA, Water & Sewer Rev., ”B“, 5.25%, 10/01/2025	1,000,000	1,200,576
Gainesville, GA, Water and Sewerage Refunding Rev., 5%, 11/15/2024	500,000	577,774
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	34,304
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	141,681
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	45,000	49,587
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	49,174
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	155,000	190,282
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,252,522
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	15,000	16,963
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	20,000	22,541
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	10,000	11,296
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	22,548
Oconee County, GA, Water & Sewerage Rev., ”A“, 5%, 9/01/2033	555,000	686,374
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038	500,000	593,357
		$12,322,121
Total Municipal Bonds		$140,287,454
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$204,000	$180,384
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	400,000	122,620
Total Bonds		$303,004
Investment Companies (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 0.02% (v)	3,695,723	$3,695,723

Other Assets, Less Liabilities – 0.7%		989,941
Net Assets – 100.0%		$145,276,122
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,695,723 and $140,590,458, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,456,874, representing 1.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
ETM	Escrowed to Maturity
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$140,287,454	$—	$140,287,454
U.S. Corporate Bonds	—	303,004	—	303,004
Mutual Funds	3,695,723	—	—	3,695,723
Total	$3,695,723	$140,590,458	$—	$144,286,181
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,694,126	$6,380,390	$7,378,793	$—	$—	$3,695,723
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$304	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2021, are as follows:
Georgia	80.8%
Puerto Rico	5.1%
New Jersey	1.3%
California	1.2%
Illinois	1.2%
Maryland	1.1%
Pennsylvania	0.8%
Ohio	0.8%
Guam	0.8%
Virginia	0.7%
Connecticut	0.6%
Iowa	0.5%
New York	0.4%
South Carolina	0.4%
Massachusetts	0.4%
Tennessee	0.4%
Texas	0.3%
Wisconsin	0.2%
Washington DC	0.2%
Alabama	0.2%
Michigan	0.2%
Indiana	0.1%
Minnesota	0.1%
Florida	0.1%
Louisiana (o)	0.0%
Colorado (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.